Condensed Consolidated Balance Sheets (Unaudited) (Parenthetical) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Preferred stock, no par value	$ 0	$ 0
Preferred stock, authorized unlimited	Unlimited	Unlimited
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, no par value	$ 0	$ 0
Common stock, authorized unlimited	Unlimited	Unlimited
Common stock, shares issued	91,119,218	87,777,553
Common stock, shares outstanding	91,119,218	87,777,553